Inventories (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Coke inventory on hand	$ 1,249,353	$ 1,237,188
Short term inventories	10,203,810	12,791,311
Long term inventories	1,519,929	$ 1,488,819
Short-term borrowings [member]
Inventories [Line Items]
Short term inventories	3,924,172
Long-term borrowings [member]
Inventories [Line Items]
Long term inventories	$ 1,249,353